Finance Income - Summary of Finance Income (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Interest income from bank deposits	¥ 5,687	¥ 603	¥ 248
Imputed interest arising from other financial assets	3,459	19,141	25,406
Dividend income	342	213	239
Total	¥ 9,488	¥ 19,957	¥ 25,893